Other non-current assets	12 Months Ended
Dec. 31, 2025
Miscellaneous non-current assets [abstract]
Other non-current assets	Other non-current assets
Other non-current assets consist of the following (in USD thousands):

	December 31,
	2025	2024
Research tax credit receivable	$4,013	$4,244
Guarantee deposits	1,995	1,518
Equity Investment	1,977	—
Non‑current contract acquisition costs	198	—
Total	$8,183	$5,762